John Hancock Variable Insurance Trust

Supplement dated May 30, 2017

to the Prospectus dated May 1, 2017

Financial Industries Trust (the “fund”)

Effective May 30, 2017, the fund will, in accordance with the provisions of the 1940 Act, automatically lose its status as a non-diversified fund. Accordingly, the fund operates, and will continue to operate, as a diversified fund, and all references to the fund being non-diversified are hereby removed from the Prospectus.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Variable Insurance Trust

Supplement dated May 30, 2017

to the Statement of Additional Information (the “SAI”) dated May 1, 2017

Financial Industries Trust (the “fund”)

Effective May 30, 2017, the fund will, in accordance with the provisions of the 1940 Act, automatically lose its status as a non-diversified fund. Accordingly, the fund operates, and will continue to operate, as a diversified fund, and all references to the fund being non-diversified are hereby removed from the SAI.

You should read this Supplement in conjunction with the SAI and retain it for future reference.